Schedule of Investments (unaudited)	iShares® Factors US Value Style ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.4%
Northrop Grumman Corp.	57	$27,279
Agricultural & Farm Machinery — 0.1%
AGCO Corp.	82	8,093
Air Freight & Logistics — 1.2%
CH Robinson Worldwide Inc.	142	14,395
Expeditors International of Washington Inc.	285	27,776
FedEx Corp.	168	38,087
		80,258
Alternative Carriers — 0.9%
Lumen Technologies Inc.	5,483	59,820
Aluminum — 0.2%
Alcoa Corp.	233	10,620
Apparel Retail — 0.2%
Victoria’s Secret & Co.(a)	476	13,314
Apparel, Accessories & Luxury Goods — 0.5%
Columbia Sportswear Co.	375	26,843
Ralph Lauren Corp.	60	5,379
		32,222
Application Software — 1.1%
Citrix Systems Inc.	314	30,511
Manhattan Associates Inc.(a)	340	38,964
		69,475
Asset Management & Custody Banks — 0.9%
Ameriprise Financial Inc.	31	7,368
Franklin Resources Inc.	1,045	24,359
Northern Trust Corp.	17	1,640
State Street Corp.	357	22,009
		55,376
Automotive Retail — 0.6%
AutoNation Inc.(a)	177	19,781
AutoZone Inc.(a)	9	19,342
O’Reilly Automotive Inc.(a)	2	1,264
		40,387
Biotechnology — 1.8%
Amgen Inc.	156	37,955
Biogen Inc.(a)	48	9,789
Gilead Sciences Inc.	783	48,397
Vertex Pharmaceuticals Inc.(a)	62	17,471
		113,612
Building Products — 1.4%
Lennox International Inc.	269	55,573
Masco Corp.	695	35,167
		90,740
Cable & Satellite — 0.9%
Altice USA Inc., Class A(a)	916	8,473
Comcast Corp., Class A	911	35,748
Sirius XM Holdings Inc.(b)	2,515	15,417
		59,638
Communications Equipment — 1.5%
Cisco Systems Inc.	539	22,983
Juniper Networks Inc.	38	1,083
Motorola Solutions Inc.	232	48,627
Security	Shares	Value
Communications Equipment (continued)
Ubiquiti Inc.	106	$26,310
		99,003
Computer & Electronics Retail — 0.4%
Best Buy Co. Inc.	375	24,446
Construction Machinery & Heavy Trucks — 0.5%
Allison Transmission Holdings Inc.	773	29,722
Consumer Finance — 2.7%
Ally Financial Inc.	1,936	64,875
American Express Co.	8	1,109
Capital One Financial Corp.	364	37,925
OneMain Holdings Inc.	1,016	37,978
SLM Corp.	710	11,318
Synchrony Financial	889	24,554
		177,759
Data Processing & Outsourced Services — 0.6%
Concentrix Corp.	60	8,139
Western Union Co. (The)	1,988	32,742
		40,881
Department Stores — 0.2%
Kohl’s Corp.	313	11,171
Diversified Banks — 1.5%
Citigroup Inc.	841	38,677
JPMorgan Chase & Co.	547	61,598
		100,275
Diversified Chemicals — 0.2%
Chemours Co. (The)	254	8,133
Huntsman Corp.	144	4,082
		12,215
Drug Retail — 0.3%
Walgreens Boots Alliance Inc.	519	19,670
Electric Utilities — 2.9%
American Electric Power Co. Inc.	80	7,675
Avangrid Inc.	10	461
Duke Energy Corp.	352	37,738
Entergy Corp.	325	36,608
Exelon Corp.	19	861
FirstEnergy Corp.	68	2,610
Hawaiian Electric Industries Inc.	1,101	45,031
IDACORP Inc.	98	10,380
NRG Energy Inc.	551	21,032
Pinnacle West Capital Corp.	158	11,553
Southern Co. (The)	10	713
Xcel Energy Inc.	206	14,577
		189,239
Electrical Components & Equipment — 0.6%
Acuity Brands Inc.	15	2,311
nVent Electric PLC	1,124	35,215
		37,526
Electronic Equipment & Instruments — 0.2%
Vontier Corp.	551	12,667
Electronic Manufacturing Services — 0.0%
Jabil Inc.	52	2,663
Environmental & Facilities Services — 0.6%
Republic Services Inc.	206	26,959

Schedule of Investments (unaudited) (continued)	iShares® Factors US Value Style ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Environmental & Facilities Services (continued)
Waste Management Inc.	91	$13,921
		40,880
Financial Exchanges & Data — 0.3%
MSCI Inc.	47	19,371
Food Retail — 2.0%
Albertsons Companies Inc., Class A	2,392	63,914
Kroger Co. (The)	1,399	66,215
		130,129
Footwear — 0.6%
Deckers Outdoor Corp.(a)	148	37,792
Forest Products — 1.2%
Louisiana-Pacific Corp.	1,451	76,047
Gas Utilities — 0.0%
National Fuel Gas Co.	29	1,915
General Merchandise Stores — 0.6%
Target Corp.	261	36,861
Health Care Distributors — 0.3%
Henry Schein Inc.(a)	11	844
McKesson Corp.	64	20,878
		21,722
Health Care Equipment — 0.4%
Abbott Laboratories	178	19,339
Medtronic PLC	77	6,911
		26,250
Health Care REITs — 0.3%
Healthpeak Properties Inc.	711	18,422
Health Care Services — 1.8%
Chemed Corp.	27	12,674
CVS Health Corp.	1,087	100,721
		113,395
Health Care Supplies — 0.1%
DENTSPLY SIRONA Inc.	120	4,288
Homebuilding — 0.0%
PulteGroup Inc.	40	1,585
Homefurnishing Retail — 0.6%
Williams-Sonoma Inc.	340	37,723
Household Products — 2.4%
Colgate-Palmolive Co.	304	24,363
Kimberly-Clark Corp.	100	13,515
Procter & Gamble Co. (The)	823	118,339
		156,217
Housewares & Specialties — 0.3%
Newell Brands Inc.	917	17,460
Human Resource & Employment Services — 0.4%
ManpowerGroup Inc.	82	6,266
Robert Half International Inc.	241	18,048
		24,314
Hypermarkets & Super Centers — 1.4%
Walmart Inc.	761	92,522
Independent Power Producers & Energy Traders — 0.3%
Vistra Corp.	792	18,097
Security	Shares	Value
Industrial Machinery — 2.6%
Dover Corp.	60	$7,279
Esab Corp.	1,189	52,019
Illinois Tool Works Inc.	29	5,285
Otis Worldwide Corp.	1,393	98,443
Pentair PLC	132	6,042
		169,068
Insurance Brokers — 0.2%
Aon PLC, Class A	55	14,832
Integrated Oil & Gas — 1.9%
Chevron Corp.	414	59,939
Exxon Mobil Corp.	730	62,517
		122,456
Integrated Telecommunication Services — 3.1%
AT&T Inc.	2,761	57,871
Verizon Communications Inc.	2,792	141,694
		199,565
Interactive Home Entertainment — 0.8%
Activision Blizzard Inc.	203	15,806
Electronic Arts Inc.	127	15,449
Take-Two Interactive Software Inc.(a)	169	20,708
		51,963
Internet & Direct Marketing Retail — 0.2%
Wayfair Inc., Class A(a)(b)	254	11,064
Internet Services & Infrastructure — 0.8%
VeriSign Inc.(a)	306	51,203
Investment Banking & Brokerage — 8.3%
Evercore Inc., Class A	1,361	127,403
Goldman Sachs Group Inc. (The)	218	64,750
Jefferies Financial Group Inc.	4,691	129,565
Lazard Ltd., Class A	2,795	90,586
Morgan Stanley	545	41,453
Raymond James Financial Inc.	475	42,470
Stifel Financial Corp.	266	14,901
Virtu Financial Inc., Class A	1,126	26,360
		537,488
IT Consulting & Other Services — 0.1%
International Business Machines Corp.	31	4,377
Leisure Products — 0.3%
Hasbro Inc.	215	17,604
Life & Health Insurance — 2.1%
Aflac Inc.	596	32,977
Brighthouse Financial Inc.(a)	983	40,323
MetLife Inc.	735	46,151
Primerica Inc.	53	6,343
Principal Financial Group Inc.	16	1,068
Unum Group	338	11,499
		138,361
Life Sciences Tools & Services — 1.3%
Danaher Corp.	139	35,239
Thermo Fisher Scientific Inc.	85	46,179
		81,418
Managed Health Care — 1.0%
Molina Healthcare Inc.(a)	62	17,336
UnitedHealth Group Inc.	93	47,767
		65,103

Schedule of Investments (unaudited) (continued)	iShares® Factors US Value Style ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Metal & Glass Containers — 0.4%
Ball Corp.	111	$7,634
Silgan Holdings Inc.	452	18,690
		26,324
Mortgage REITs — 0.0%
AGNC Investment Corp.	224	2,480
Multi-line Insurance — 0.3%
Assurant Inc.	73	12,618
Hartford Financial Services Group Inc. (The)	144	9,422
		22,040
Multi-Sector Holdings — 0.0%
Berkshire Hathaway Inc., Class B(a)	8	2,184
Multi-Utilities — 2.1%
Ameren Corp.	424	38,313
CMS Energy Corp.	187	12,622
Consolidated Edison Inc.	452	42,985
NiSource Inc.	451	13,300
WEC Energy Group Inc.	273	27,475
		134,695
Office REITs — 0.8%
SL Green Realty Corp.	1,092	50,396
Oil & Gas Exploration & Production — 2.2%
APA Corp.	78	2,722
ConocoPhillips	551	49,485
Coterra Energy Inc.	897	23,134
Devon Energy Corp.	958	52,795
Marathon Oil Corp.	577	12,971
		141,107
Oil & Gas Storage & Transportation — 2.2%
Antero Midstream Corp.	8,500	76,925
DTE Midstream LLC(a)	912	44,706
Kinder Morgan Inc.	1,057	17,716
		139,347
Other Diversified Financial Services — 0.6%
Equitable Holdings Inc.	193	5,031
Voya Financial Inc.	526	31,313
		36,344
Packaged Foods & Meats — 2.0%
Campbell Soup Co.	221	10,619
Flowers Foods Inc.	2,585	68,037
General Mills Inc.	19	1,433
Hershey Co. (The)	123	26,465
JM Smucker Co. (The)	176	22,530
Mondelez International Inc., Class A.	8	497
		129,581
Paper Packaging — 0.4%
Amcor PLC	2,271	28,228
Avery Dennison Corp.	2	324
		28,552
Pharmaceuticals — 10.2%
Bristol-Myers Squibb Co.	1,263	97,251
Eli Lilly & Co.	91	29,505
Johnson & Johnson	1,233	218,870
Merck & Co. Inc.	1,840	167,753
Organon & Co.	349	11,779
Pfizer Inc.	2,480	130,026
Security	Shares	Value
Pharmaceuticals (continued)
Royalty Pharma PLC, Class A	151	$6,348
		661,532
Property & Casualty Insurance — 4.6%
Allstate Corp. (The)	300	38,019
American Financial Group Inc./OH	327	45,391
Assured Guaranty Ltd.	579	32,302
Axis Capital Holdings Ltd.	369	21,066
Cincinnati Financial Corp.	64	7,615
CNA Financial Corp.	423	18,993
Fidelity National Financial Inc.	440	16,262
First American Financial Corp.	54	2,858
Hanover Insurance Group Inc. (The)	70	10,238
Loews Corp.	640	37,926
Old Republic International Corp.	922	20,616
Travelers Companies Inc. (The)	113	19,112
White Mountains Insurance Group Ltd.	23	28,661
		299,059
Publishing — 0.0%
News Corp., Class B(a)	30	477
Regional Banks — 1.3%
Citizens Financial Group Inc.	113	4,033
Popular Inc.	839	64,544
Regions Financial Corp.	804	15,075
		83,652
Reinsurance — 0.3%
Alleghany Corp.(a)	8	6,665
Everest Re Group Ltd.	35	9,810
		16,475
Research & Consulting Services — 1.0%
Dun & Bradstreet Holdings Inc.(a)	1,305	19,614
FTI Consulting Inc.(a)	243	43,947
		63,561
Residential REITs — 0.4%
Equity Residential	390	28,166
Restaurants — 2.4%
Domino’s Pizza Inc.	130	50,662
McDonald’s Corp.	196	48,389
Yum! Brands Inc.	483	54,825
		153,876
Retail REITs — 0.2%
Brixmor Property Group Inc.	667	13,480
Semiconductors — 1.5%
Cirrus Logic Inc.(a)	125	9,068
Intel Corp.	596	22,296
Qorvo Inc.(a)	97	9,149
Texas Instruments Inc.	381	58,541
		99,054
Specialized Consumer Services — 0.7%
H&R Block Inc.	1,052	37,157
Service Corp. International	108	7,465
		44,622
Specialized REITs — 1.0%
Gaming and Leisure Properties Inc.	22	1,009
Public Storage	97	30,329
SBA Communications Corp.	109	34,885
		66,223

Schedule of Investments (unaudited) (continued)	iShares® Factors US Value Style ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Stores — 0.7%
Bath & Body Works Inc.	237	$6,380
Dick’s Sporting Goods Inc.	400	30,148
Leslie’s Inc.(a)	770	11,689
		48,217
Steel — 0.6%
Nucor Corp.	42	4,385
Reliance Steel & Aluminum Co.	130	22,082
Steel Dynamics Inc.	156	10,319
		36,786
Systems Software — 0.6%
NortonLifeLock Inc.	287	6,302
Oracle Corp.	110	7,686
Teradata Corp.(a)	615	22,761
		36,749
Technology Distributors — 0.2%
Avnet Inc.	276	11,835
Technology Hardware, Storage & Peripherals — 2.2%
Hewlett Packard Enterprise Co.	6,366	84,413
HP Inc.	1,694	55,529
		139,942
Tobacco — 1.8%
Altria Group Inc.	555	23,182
Philip Morris International Inc.	960	94,791
		117,973
Trading Companies & Distributors — 0.3%
Watsco Inc.	87	20,777
Security	Shares	Value
Trucking — 0.7%
Landstar System Inc.	11	$1,600
Schneider National Inc., Class B	1,866	41,761
		43,361
Total Long-Term Investments — 99.8%
(Cost: $7,202,960)		6,456,430

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	25,331	25,328
Total Short -Term Investments — 0.4%
(Cost: $25,330)		25,328
Total Investments in Securities — 100.2%
(Cost: $7,228,290)		6,481,758
Liabilities in Excess of Other Assets — (0.2)%		(10,080)
Net Assets — 100.0%		$6,471,678

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$105,560	$—	$(80,245	)(a)	$32	$(19)	$25,328	25,331	$111	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—	(10,000	)(a)	—	—	—	—	6		—
					$32	$(19)	$25,328		$117		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Factors US Value Style ETF
June 30, 2022

Fair Value Measurements (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,456,430	$—	$—	$6,456,430
Money Market Funds	25,328	—	—	25,328
	$6,481,758	$—	$—	$6,481,758